UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Latin American Equity Fund

ANNUAL REPORT

July 31, 2011

LEQ-ANN

MFS® LATIN AMERICAN EQUITY FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation
(“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to
prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO
BANK GUARANTEE

LETTER FROM
THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become
volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities.
Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions
expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings

Vale S.A., ADR

7.6%

Petroleo Brasileiro S.A., ADR

5.3%

America Movil S.A.B. de C.V., “L”, ADR

4.4%

Brazil Insurance Participacoes e Administracao S.A.

4.1%

Anhanguera Educacional Participacoes S.A.

3.3%

Brasil Brokers Participacoes

2.7%

BM&F Bovespa S.A.

2.5%

Kroton Educacional S.A., IEU

2.4%

Banco Santander S.A., IEU

2.2%

M. Dias Branco S.A. Industria e Comercio de Alimentos

2.2%

Equity sectors (a)

Financial Services

21.8%

Basic Materials

16.6%

Utilities & Communications

15.3%

Special Products & Services

11.4%

Consumer Staples

8.1%

Energy

7.1%

Health Care

5.4%

Autos & Housing

4.7%

Transportation

3.1%

Retailing

2.9%

Technology

1.5%

Leisure

0.9%

Issuer country weightings (x)

Brazil

67.1%

Mexico

18.6%

Chile

4.6%

Argentina

3.4%

Peru

2.1%

Panama

1.9%

United States

1.3%

Colombia

1.0%

Currency exposure weightings (y)

Brazilian Real

65.2%

Mexican Peso

18.6%

United States Dollar

8.8%

Chilean Peso

4.6%

Euro

1.8%

Colombian Peso

1.0%

(a)
The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At
July 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

2

Portfolio Composition – continued

(x)
Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

(y)
Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 7/31/11.

The portfolio is
actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the period September 15, 2010 to July 31, 2011, Class A shares of the MFS Latin American Equity Fund (the “fund”) provided a total return of 7.70%, at net asset value. This compares with a return of 5.12% for the fund’s benchmark, the Morgan Stanley Capital International (MSCI) Emerging
Markets Latin America 10-40 Index.

Market Environment

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, the middle of 2010 witnessed heightened risk aversion. This
“risk-off” environment derived from a much greater concern surrounding the public-debt profiles of several of the peripheral European countries, a weakening trend in global macroeconomic data and, later in the period, a lack of progress on meaningful fiscal reform during the U.S. debt ceiling debate. These dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery as well as the policy credibility of European and U.S.
political leaders.

Early in the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose amidst the more “risk-seeking” environment. However, towards the end of the period, a weakening macroeconomic backdrop, renewed concerns over Greek debt sustainability, and the U.S. fiscal debate quagmire pushed equities and bond yields lower.

Contributors to
Performance

Stock selection in the special products & services sector was a primary factor driving relative performance. The fund’s positions in Brazilian education services provider Kroton Educacional (b) and industrial conglomerate Alfa S.A. de C.V. (Mexico) were among the top relative contributors for the reporting period. Shares of
Kroton Educacional rose during the reporting period as the company reported better-than-expected earnings. Improved demand in their post-secondary education segment, cost controls, and a decrease in dropout rates were key drivers to outperformance.

4

Management Review – continued

Stock selection in the utilities & communications sector was another positive factor for relative performance. The fund’s holdings of strong-performing electric power distributor Eletropaulo Metropolitana (Brazil) and wireless telecommunications services provider Vivo Participacoes (h) (Brazil) supported results.

A combination of stock selection and the fund’s underweight position in the energy sector contributed to relative results. Not owning shares of oil and gas exploration and production company OGX Petroleo (Brazil) aided results as the company’s shares underperformed the broader market.

Stock selection in the transportation sector was another positive factor for relative performance. The fund’s ownership in shares of Panama-based airline service provider Copa
Holdings (b) contributed to relative returns. Shares of Copa Holdings rose as the company benefited from limited alternatives for the market it serves and fare increases. Management’s decision to increase the company’s annual dividend further supported performance.

Stocks in other sectors that contributed to relative results included several Brazil-based companies: insurance broker Brazil Insurance Participacoes e Administracao (b), apparel manufacturer Cia. Hering, diversified financial services provider Itaú Unibanco Multiplo, and asset manager CETIP S.A. - Balcao Organizado de Ativos e Derivativos.

During the reporting period, the fund’s currency exposure was another positive factor that helped relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Detractors from Performance

Stock selection in the basic materials sector held back relative performance. Holdings of pulp and paper manufacturer Suzano Papel e Celulose (Brazil) and steel manufacturer Ternium
(Luxembourg) (b) detracted from relative returns. Shares of Suzano Papel e Celulose declined due to increased domestic competition and the rising cost of pulp during the period. Additionally, holdings of steel manufacturer Usinas Siderurgicas de Minas Gerais (Brazil), and the timing of the fund’s ownership in shares of Brazilian iron ore miner Companhia Vale do Rio Doce (h), negatively impacted relative results.

Elsewhere, holdings of credit card administration services provider CSU Cardsystem (Brazil) (b), financial services firm Banco
Santander (Brazil), and diversified bank Banco Panamericano (Brazil) (b)(h) weakened relative performance. Not owning shares of soft drink producer Fomento Economico

5

Management Review – continued

Mexicano (Mexico), Brazilian prepackaged foods producer Brasil Foods, and Mexican computer and electronics retailer Grupo Elektra also held back relative performance.

Respectfully,

Jose Luis Garcia

Portfolio Manager

(b)
Security is not a benchmark constituent.

(h)
Security was not held in the portfolio at period end.

The views
expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio.
References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 7/31/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

7

Performance Summary – continued

Total Returns through 7/31/11

Average annual without sales charge

Share class

Class inception date

Life (t)

A

9/15/10

7.70%

B

9/15/10

7.10%

C

9/15/10

7.10%

I

9/15/10

8.00%

Comparative benchmark

MSCI Emerging Markets Latin America 10-40 Index (f)

5.12%

Average annual with sales charge

A   With
Initial Sales Charge (5.75%)

1.51%

B   With CDSC (Declining over six years from
4% to 0%) (x)

3.10%

C   With CDSC (1% for 12
months) (x)

6.10%

Class I shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI Emerging Markets Latin America 10-40 Index – a market
capitalization-weighted index that is designed to measure equity market performance of emerging markets in Latin America, constrained with investment limits to funds incorporated in member states of the European Union.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average
annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

8

Performance Summary – continued

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from
litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested
at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

Actual
Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class

 Annualized Expense
Ratio

Beginning Account Value 2/01/11

Ending Account Value 7/31/11

  Expenses
 Paid During Period (p)
2/01/11-7/31/11

A

Actual

1.65%

$1,000.00

$996.30

$8.17

Hypothetical (h)

1.65%

$1,000.00

$1,016.61

$8.25

B

Actual

2.40%

$1,000.00

$993.51

$11.86

Hypothetical (h)

2.40%

$1,000.00

$1,012.89

$11.98

C

Actual

2.40%

$1,000.00

$993.51

$11.86

Hypothetical (h)

2.40%

$1,000.00

$1,012.89

$11.98

I

Actual

1.40%

$1,000.00

$998.15

$6.94

Hypothetical (h)

1.40%

$1,000.00

$1,017.85

$7.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

7/31/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%

Issuer

Shares/Par

Value ($)

Airlines - 3.1%

Copa Holdings S.A., “A”

890

$
58,393

Grupo Aeroportuario del Sureste S.A. de C.V., ADR

620

36,964

$
95,357

Alcoholic Beverages - 2.9%

Companhia de Bebidas das Americas, ADR

2,190

$
65,744

Compania Cervecerías Unidas S.A., ADR

430

24,407

$
90,151

Apparel Manufacturers - 2.1%

Arezzo Industria e Comercio S.A.

2,080

$
29,788

Cia.Hering S.A.

1,700

36,437

$
66,225

Broadcasting - 1.0%

Grupo Televisa S.A., ADR

1,330

$
29,513

Brokerage & Asset Managers - 4.5%

BM&F Bovespa S.A.

13,500

$
78,953

Bolsa Mexicana de Valores S.A. de C.V.

11,600

22,840

CETIP S.A. - Balcao Organizado de Ativos e Derivativos

2,200

37,592

$
139,385

Business Services - 5.0%

Cielo S.A.

2,353

$
65,393

LPS Brasil - Consultoria de Imoveis S.A.

1,500

32,895

Multiplus S.A.

1,160

20,106

Redecard S.A.

2,200

37,876

$
156,270

Computer Software - 1.5%

Totvs S.A.

2,600

$
46,590

Conglomerates - 0.6%

Alfa S.A de C.V., “A”

1,270

$
18,671

12

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Construction - 4.7%

Corporacion GEO S.A.B. de C.V., “B” (a)

10,310

$
20,783

Corporacion Moctezuma S.A. de C.V.

6,800

16,801

Duratex S.A.

6,460

48,111

Urbi Desarrollos Urbanos S.A. de C.V. (a)

26,630

58,649

$
144,344

Consumer Products - 1.8%

Kimberly-Clark de Mexico S.A. de C.V., “A”

7,150

$
44,713

Natura Cosmeticos S.A.

490

11,137

$
55,850

Consumer Services - 5.8%

Anhanguera Educacional Participacoes S.A.

5,300

$
102,832

Kroton Educacional S.A., IEU (a)

6,100

75,717

$
178,549

Containers - 1.1%

Industria Klabin de Papel e Celulose, IPS

10,100

$
34,451

Energy - Integrated - 5.3%

Petroleo Brasileiro S.A., ADR

4,800

$
163,056

Food & Beverages - 3.4%

Embotelladoras Arca S.A. de C.V.

6,795

$
37,231

M. Dias Branco S.A. Industria e Comercio de Alimentos

2,700

67,045

$
104,276

Forest & Paper Products - 1.5%

Suzano Papel e Celulose S.A., IPS

7,000

$
46,491

General Merchandise - 0.8%

Lojas Renner S.A.

700

$
25,159

Health Maintenance Organizations - 0.9%

OdontoPrev S.A.

1,700

$
29,103

Insurance - 4.1%

Brazil Insurance Participacoes e Administracao S.A.

10,000

$
127,607

Medical & Health Technology & Services - 2.9%

Diagnosticos da America S.A.

4,500

$
55,856

Fleury S.A.

2,400

32,963

$
88,819

13

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Metals & Mining - 13.1%

Companhia Siderurgica Nacional S.A., ADR

2,730

$
28,993

Gerdau S.A., ADR

1,850

16,872

Grupo Mexico S.A.B. de C.V., “B”

12,900

47,512

Ternium S.A., ADR

1,736

50,327

Usinas Siderurgicas de Minas Gerais S.A., IPS

3,700

26,602

Vale S.A., ADR

7,300

236,812

$
407,118

Natural Gas - Distribution - 1.1%

Ultrapar Participacoes S.A., IPS

1,900

$
33,936

Oil Services - 1.8%

Tenaris S.A., ADR

1,250

$
55,250

Other Banks & Diversified Financials - 10.5%

Banco Bradesco S.A., ADR

1,160

$
22,307

Banco Santander Chile, ADR

176

16,364

Banco Santander S.A., IEU

7,300

68,582

Bancolombia S.A., ADR

485

32,156

Compartamos S.A.B. de C.V.

17,170

30,881

Credicorp Ltd.

660

64,482

CSU Cardsystem S.A.

10,490

32,603

Itau Unibanco Multiplo S.A., ADR

2,890

58,869

$
326,244

Pharmaceuticals - 1.6%

Genomma Lab Internacional S.A., “B” (a)

21,200

$
48,659

Real Estate - 2.7%

Brasil Brokers Participacoes

18,600

$
85,153

Specialty Chemicals - 0.9%

Mexichem S.A.B de C.V.

6,600

$
28,475

Telecommunications - Wireless - 6.0%

America Movil S.A.B. de C.V., “L”, ADR

5,230

$
134,934

Tim Participacoes S.A., ADR

1,020

51,041

$
185,975

Telephone Services - 1.5%

Empresa Nacional de Telecomunicaciones S.A.

2,300

$
46,503

14

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Utilities - Electric Power - 6.6%

Aguas Andinas S.A.

37,796

$
21,711

CPFL Energia S.A.

1,900

27,014

Eletropaulo Metropolitana S.A., IPS

2,580

60,339

Enersis S.A., ADR

1,620

35,300

Equatorial Energia S.A.

3,100

22,987

Tractebel Energia S.A.

2,230

37,573

$
204,924

Total Common Stocks (Identified Cost, $2,997,643)

$
3,062,104

Money Market Funds (v) - 1.8%

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value

57,086

$
57,086

Total Investments (Identified Cost, $3,054,729)

$
3,119,190

Other Assets, Less Liabilities - (0.6)%

(17,262
)

Net Assets - 100.0%

$
3,101,928

(a)
Non-income producing security.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR

American Depository Receipt

IEU

International Equity Unit

IPS

International Preference Stock

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $2,997,643)

$3,062,104

Underlying affiliated funds, at cost and value

57,086

Total investments, at value (identified cost, $3,054,729)

$3,119,190

Foreign currency, at value (identified cost, $145)

146

Receivables for

Fund shares sold

12,356

Interest and dividends

9,065

Receivable from investment adviser

10,528

Other assets

49

Total assets

$3,151,334

Liabilities

Payables for

Investments purchased

$22,240

Fund shares reacquired

205

Payable to affiliates

Shareholder servicing costs

108

Distribution and service fees

127

Payable for independent Trustees’ compensation

4

Accrued expenses and other liabilities

26,722

Total liabilities

$49,406

Net assets

$3,101,928

Net assets consist of

Paid-in capital

$3,028,643

Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies

64,551

Accumulated net realized gain (loss) on investments and foreign currency transactions

6,414

Undistributed net investment income

2,320

Net assets

$3,101,928

Shares of beneficial interest outstanding

288,204

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$1,490,379

138,337

$10.77

Class B

541,880

50,618

10.71

Class C

263,063

24,571

10.71

Class I

806,606

74,678

10.80

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$11.43 [100 / 94.25 x $10.77]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF OPERATIONS

Period ended 7/31/11 (c)

This statement describes
how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Dividends

$76,326

Dividends from underlying affiliated funds

172

Interest

2

Foreign taxes withheld

(3,917
)

Total investment income

$72,583

Expenses

Management fee

$21,951

Distribution and service fees

7,144

Shareholder servicing costs

2,827

Administrative services fee

15,344

Independent Trustees’ compensation

813

Custodian fee

69,029

Shareholder communications

5,966

Auditing fees

29,062

Legal fees

121

Registration fees

46,643

Miscellaneous

9,479

Total expenses

$208,379

Fees paid indirectly

(19
)

Reduction of expenses by investment adviser

(171,946
)

Net expenses

$36,414

Net investment income

$36,169

Realized and unrealized gain (loss) on investments and foreign currency transactions

Realized gain (loss) (identified cost basis)

Investment transactions

$6,414

Foreign currency transactions

(33,849
)

Net realized gain (loss) on investments and foreign currency transactions

$(27,435
)

Change in unrealized appreciation (depreciation)

Investments

$64,461

Translation of assets and liabilities in foreign currencies

90

Net unrealized gain (loss) on investments and foreign currency translation

$64,551

Net realized and unrealized gain (loss) on investments and foreign currency

$37,116

Change in net assets from operations

$73,285

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets

Period ended 7/31/11 (c)

From operations

Net investment income

$36,169

Net realized gain (loss) on investments and foreign currency transactions

(27,435
)

Net unrealized gain (loss) on investments and foreign currency translation

64,551

Change in net assets from operations

$73,285

Change in net assets from fund share transactions

$3,028,643

Total change in net assets

$3,101,928

Net assets

At beginning of period

—

At end of period (including undistributed net investment income of $2,320)

$3,101,928

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

18

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.18

Net realized and unrealized gain (loss) on investments and foreign currency

0.59
(g)

Total from investment operations

$0.77

Net asset value, end of period

$10.77

Total return (%) (r)(s)(t)(x)

7.70
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

9.38
(a)

Expenses after expense reductions (f)

1.65
(a)

Net investment income

1.83
(a)

Portfolio turnover

30

Net assets at end of period (000 omitted)

$1,490

Class B

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.12

Net realized and unrealized gain (loss) on investments and foreign currency

0.59
(g)

Total from investment operations

$0.71

Net asset value, end of period

$10.71

Total return (%) (r)(s)(t)(x)

7.10
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

9.76
(a)

Expenses after expense reductions (f)

2.40
(a)

Net investment income

1.26
(a)

Portfolio turnover

30

Net assets at end of period (000 omitted)

$542

See Notes to Financial Statements

19

Financial Highlights – continued

Class C

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.12

Net realized and unrealized gain (loss) on investments and foreign currency

0.59
(g)

Total from investment operations

$0.71

Net asset value, end of period

$10.71

Total return (%) (r)(s)(t)(x)

7.10
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

10.51
(a)

Expenses after expense reductions (f)

2.40
(a)

Net investment income

1.25
(a)

Portfolio turnover

30

Net assets at end of period (000 omitted)

$263

Class I

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.18

Net realized and unrealized gain (loss) on investments and foreign currency

0.62
(g)

Total from investment operations

$0.80

Net asset value, end of period

$10.80

Total return (%) (r)(s)(x)

8.00
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

10.71
(a)

Expenses after expense reductions (f)

1.40
(a)

Net investment income

1.93
(a)

Portfolio turnover

30

Net assets at end of period (000 omitted)

$807

(a)
Annualized.

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(x)
Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Latin American
Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of
its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At July 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which

21

Notes to Financial Statements – continued

such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

22

Notes to Financial Statements – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

Equity Securities

$3,062,104

$—

$—

$3,062,104

Mutual Funds

57,086

—

—

57,086

Total Investments

$3,119,190

$—

$—

$3,119,190

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

23

Notes to Financial Statements – continued

Indemnifications – Under the fund’s organizational
documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis.
Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended July 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

24

Notes to Financial Statements – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The fund declared no distributions for the period ended July 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/11

Cost of investments

$3,087,628

Gross appreciation

197,984

Gross depreciation

(166,422
)

Net unrealized appreciation (depreciation)

$31,562

Undistributed ordinary income

41,848

Other temporary differences

(125
)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)

Transactions with Affiliates

Investment
Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets

1.05
%

Next $1.5 billion of average daily net assets

0.95
%

Average daily net assets in excess of $2.5 billion

0.90
%

The management fee incurred for the period ended July 31, 2011 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’
average daily net assets:

Class A

Class B

Class C

Class I

1.65%

2.40%

2.40%

1.40%

25

Notes to Financial Statements – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the period ended July 31, 2011, this reduction amounted to $171,937 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,747 for the period ended July 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has
adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s
distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$2,356

Class B

0.75%

0.25%

1.00%

1.00%

2,899

Class C

0.75%

0.25%

1.00%

1.00%

1,889

Total Distribution and Service Fees

$7,144

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the period ended July 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the period ended July 31, 2011, were as follows:

Amount

Class A

$—

Class B

31

Class C

—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

26

Notes to Financial Statements – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended July 31, 2011, the fee was $2,049, which equated to 0.0979%
annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended July 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $778.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.
Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended July 31, 2011 was equivalent to an annual effective rate of 0.7335% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and
Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and
Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS
(the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)
and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and
Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended July 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $17 and are included in miscellaneous expense on the
Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $9, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund
invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with

27

Notes to Financial Statements – continued

preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000. On December 23, 2010, MFS redeemed 9,099 shares of Class I for $100,000.

(4)

Portfolio Securities

Purchases and sales of
investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $3,699,946 and $714,652, respectively.

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Period ended 7/31/11 (c)

Shares

Amount

Shares sold

Class A

168,184

$1,807,372

Class B

54,890

590,443

Class C

28,486

301,603

Class I

84,044

853,555

335,604

$3,552,973

Shares reacquired

Class A

(29,847
)

$(332,257
)

Class B

(4,272
)

(46,468
)

Class C

(3,915
)

(42,605
)

Class I

(9,366
)

(103,000
)

(47,400
)

$(524,330
)

Net change

Class A

138,337

$1,475,115

Class B

50,618

543,975

Class C

24,571

258,998

Class I

74,678

750,555

288,204

$3,028,643

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

28

Notes to Financial Statements – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread.
For the period ended July 31, 2011, the fund’s commitment fee and interest expense were $5 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

  MFS Institutional Money
Market Portfolio

—

3,112,454

(3,055,368
)

57,086

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

  MFS Institutional Money
Market Portfolio

$—

$—

$172

$57,086

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust VII and the Shareholders of

MFS Latin American Equity Fund:

We have audited the accompanying statement of assets and
liabilities, including the portfolio of investments, of MFS Latin American Equity Fund (a series of MFS Series Trust VII) (the “Fund”) as of July 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 15, 2010 (commencement of operations) to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the
standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial
highlights referred to above present fairly, in all material respects, the financial position of MFS Latin American Equity Fund as of July 31, 2011, and the results of its operations, changes in its net assets, and financial highlights for the period from September 15, 2010 (commencement of operations) to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2011

30

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INTERESTED TRUSTEES

Robert J. Manning (k) (age 47)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

Robert C. Pozen (k) (age 65)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)

Medtronic, Inc, (medical devices), Director (since 2004); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November
2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

31

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INDEPENDENT TRUSTEES

David H. Gunning (age 69)

Trustee and Chair of Trustees

January 2004

Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)

Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining),
Director (until 2008)

  Robert E. Butler    (age
69)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters

  Maureen R. Goldfarb    (age
56)

Trustee

January 2009

Private investor

William R. Gutow (age 69)

Trustee

December 1993

Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman

Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 66)

Trustee

December 2004

Private investor

32

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John P. Kavanaugh    (age
56)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

  J. Dale Sherratt    (age
72)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

  Laurie J. Thomsen    (age
54)

Trustee

March 2005

Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)

The Travelers Companies (property and casualty insurance), Director

  Robert W. Uek    (age
70)

Trustee

January 2006

Consultant to investment company industry

OFFICERS

  Maria F. DiOrioDwyer (k)
(age 52)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (age 37)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

33

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John M. Corcoran (k)
(age 46)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

  Ethan D. Corey (k)
(age 47)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 43)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (age 43)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  Robyn L. Griffin    (age
36)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

34

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

Brian E. Langenfeld (k) (age 38)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (age 53)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(age 61)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (age 40)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (age 59)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (age 67)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (age 41)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

35

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  James O. Yost (k)   (age
51)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741

State Street Bank and Trust 1 Lincoln Street, Boston, MA 02111-2900

Distributor

Independent Registered Public Accounting Firm

MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741

  Deloitte & Touche LLP   200 Berkeley Street,
Boston, MA 02116

Portfolio Manager

Jose Luis Garcia

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO
DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the
first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public
Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

37

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15%
tax rate.

Income derived from foreign sources was $76,328. The fund intends to pass through foreign tax credits of $3,702 for the fiscal year.

38

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to mfs.com.

39

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1.
Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® European Equity Fund

ANNUAL REPORT

July 31, 2011

EEQ-ANN

MFS® EUROPEAN EQUITY FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation
(“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to
prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO
BANK GUARANTEE

LETTER FROM
THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become
volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities.
Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions
expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings

Nestle S.A.

4.8%

Royal Dutch Shell PLC, “A”

4.1%

Roche Holding AG

3.6%

Linde AG

3.4%

Vodafone Group PLC

3.1%

Akzo Nobel N.V.

2.9%

Groupe Danone

2.7%

BNP Paribas

2.7%

Novartis AG

2.7%

BP PLC

2.4%

Equity sectors (a)

Financial Services

18.9%

Consumer Staples

12.0%

Health Care

11.6%

Energy

9.7%

Utilities & Communications

9.4%

Basic Materials

9.1%

Industrial Goods & Services

5.9%

Retailing

5.9%

Special Products & Services

4.1%

Technology

3.4%

Autos & Housing

2.6%

Leisure

2.0%

Transportation

0.6%

Issuer country weightings (x)

United Kingdom

25.8%

Switzerland

18.1%

France

14.6%

Germany

13.4%

Netherlands

9.5%

United States

4.8%

Spain

3.4%

Denmark

2.5%

Portugal

1.7%

Other Countries

6.2%

Currency exposure weightings (y)

Euro

45.9%

British Pound Sterling

25.8%

Swiss Franc

18.1%

United States Dollar

4.8%

Danish Krone

2.5%

Czech Koruna

1.3%

Swedish Krona

1.2%

Canadian Dollar

0.4%

2

Portfolio Composition – continued

(a)
The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the European market as a whole, as measured by an index determined by the adviser to be an appropriate measure of the European market. As of July 31, 2011, the fund did not have more than 25% of its total assets invested in any one industry.

(x)
Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

(y)
Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 7/31/11.

The portfolio is
actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the period September 15, 2010 to July 31, 2011, Class A shares of the MFS European Equity Fund (the “fund”) provided a total return of 14.80%, at net asset value. This compares with a return of 13.57% for the fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe Index.

Market Environment

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, the middle of 2010 witnessed heightened risk aversion. This “risk-off” environment derived from a much greater concern surrounding the public-debt profiles of several of the peripheral European countries, a weakening trend in global macroeconomic data and, later in the period, a lack of progress on meaningful fiscal reform during the U.S. debt ceiling debate. These dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery as well as the policy credibility of European and U.S. political leaders.

Early in the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The
December agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose amidst the more “risk-seeking” environment. However, towards the end of the period, a weakening macroeconomic backdrop, renewed concerns over Greek debt sustainability, and the U.S. fiscal debate quagmire pushed equities and bond yields lower.

Contributors to Performance

Stock selection and, to a lesser
extent, an underweight allocation to the financial services sector were primary factors that contributed to relative performance. The fund’s avoidance of poor-performing diversified financial services provider Lloyds Banking Group plc
(United Kingdom) (h) aided relative returns.

Stock selection in the retailing sector was another positive factor for relative performance led by the fund’s overweight position in luxury goods retailer LVMH Moët Hennessy Louis Vuitton (France). Shares of LVMH appreciated

4

Management Review – continued

during the reporting period as the company reported better-than-expected earnings largely driven by higher sales in the third quarter of 2010 as well as a strong first half of 2011 that reflected increasing demand for luxury goods in emerging markets.

Stock selection in the health care sector boosted relative results. The timing of the fund’s ownership in shares of pharmaceutical company Novartis AG (Switzerland), and an overweight position in strong-performing pharmaceutical and diagnostic company Roche Holding Ltd. (Switzerland), bolstered relative performance.

Elsewhere, holdings of industrial gas supplier Linde AG (Germany) contributed to relative performance. Shares of Linde appreciated as the company consistently outperformed the market driven by solid earnings results over the reporting period. In the second quarter of 2011, the company expressed a strong future outlook as order trends for their Engineering and Industrial Gases segments were positive.

Stocks in other sectors that contributed to relative results included electronics and electrical engineering company Siemens AG (Germany), specialty chemical products maker Croda (United Kingdom) (b), 3D and product lifecycle management software firm Dassault Systems (France), and oil and gas equipment and services provider John Wood Group plc (United Kingdom) (b). The fund’s avoidance of mobile phone maker Nokia Corp. (Finland) (h), which underperformed the benchmark, also helped.

During the reporting period, the fund’s currency exposure was also a positive factor that aided relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Detractors from Performance

The fund’s underweight allocation to the autos & housing sector held back relative performance as this sector outperformed the broad market. Within this sector, not owning shares of standout-performing carmaker Volkswagen AG (Germany) (h) detracted from relative results.

Elsewhere, our overweight position in global
banking group BNP Paribas (France) dampened relative results. Shares of BNP Paribas faced downward pressure towards the end of the reporting period as concerns of a potential double-dip recession began to ramp up.

Stocks in other sectors that weakened relative returns included the fund’s holdings of banking and financial services firm KBC Group N.V. (Belgium), financial services firm Credit Suisse (Switzerland), aerospace and defense technology systems developer Cobham (United Kingdom), financial services

5

Management Review – continued

firm HSBC Holdings PLC (United Kingdom), paint and specialty chemicals manufacturer Akzo Nobel (Netherlands), and mining operator Rio Tinto Ltd. (Australia) (h). Not holding shares of chemical giant BASF SE (Germany) (h), which turned in strong relative performance during the reporting period, also hurt relative results.

The fund’s cash position was another detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Gabrielle Gourgey

Portfolio Manager

(b)
Security is not a benchmark constituent.

(h)
Security was not held in the portfolio at period end.

The views
expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio.
References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 7/31/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

7

Performance Summary – continued

Total Returns through 7/31/11

Average annual without sales charge

Share class

Class inception date

Life (t)

A

9/15/10

14.80%

B

9/15/10

14.00%

C

9/15/10

14.00%

I

9/15/10

15.00%

Comparative benchmark

MSCI Europe Index (f)

13.57%

Average annual with sales charge

A   With
Initial Sales Charge (5.75%)

8.20%

B   With CDSC (Declining over six years from
4% to 0%) (x)

10.00%

C   With CDSC (1% for 12 months)
(x)

13.00%

Class I shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

Periods
less than one year are actual, not annualized.

Benchmark Definition

MSCI Europe Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed European markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average
annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

8

Performance Summary – continued

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from
litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested
at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class

 Annualized Expense
Ratio

Beginning Account Value 2/01/11

  Ending
Account Value 7/31/11

  Expenses
 Paid During
 Period (p)
2/01/11-7/31/11

A

Actual

1.55%

$1,000.00

$1,044.59

$7.86

Hypothetical (h)

1.55%

$1,000.00

$1,017.11

$7.75

B

Actual

2.30%

$1,000.00

$1,040.15

$11.63

Hypothetical (h)

2.30%

$1,000.00

$1,013.39

$11.48

C

Actual

2.30%

$1,000.00

$1,040.15

$11.63

Hypothetical (h)

2.30%

$1,000.00

$1,013.39

$11.48

I

Actual

1.30%

$1,000.00

$1,045.46

$6.59

Hypothetical (h)

1.30%

$1,000.00

$1,018.35

$6.51

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

7/31/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.2%

Issuer

Shares/Par

Value ($)

Aerospace - 0.6%

Cobham PLC

3,434

$
11,418

Alcoholic Beverages - 2.1%

Heineken N.V.

698

$
41,251

Apparel Manufacturers - 2.8%

Compagnie Financiere Richemont S.A.

269

$
17,299

LVMH Moet Hennessy Louis Vuitton S.A.

204

37,233

$
54,532

Automotive - 0.7%

GKN PLC

3,963

$
14,506

Broadcasting - 2.0%

Publicis Groupe

780

$
39,589

Brokerage & Asset Managers - 0.9%

Deutsche Boerse AG NPV (a)

237

$
17,599

Business Services - 4.1%

Amadeus Holdings AG

1,043

$
20,957

Compass Group PLC

1,938

18,175

Experian Group Ltd.

1,281

16,795

HomeServe PLC

1,199

9,464

MITIE Group PLC

4,239

16,679

$
82,070

Computer Software - 1.6%

Dassault Systemes S.A.

355

$
31,228

Construction - 1.9%

Bellway PLC

1,076

$
11,593

BUZZI UNICEM S.p.A (a)

907

10,605

Geberit AG

65

15,318

$
37,516

12

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Consumer Products - 2.4%

Beiersdorf AG

181

$
11,679

Reckitt Benckiser Group PLC

634

35,825

$
47,504

Electrical Equipment - 4.6%

Pfeiffer Vacuum Technology AG

112

$
12,523

Schneider Electric S.A.

233

33,577

Siemens AG

356

45,721

$
91,821

Electronics - 0.6%

ASM International N.V.

399

$
11,304

Energy - Independent - 1.3%

Bankers Petroleum Ltd. (a)

1,214

$
7,624

Cairn Energy PLC (a)

1,386

8,357

Fuchs Petrolub AG, IPS

180

9,340

$
25,321

Energy - Integrated - 7.7%

BG Group PLC

1,050

$
24,698

BP PLC

6,248

46,968

Royal Dutch Shell PLC, “A”

2,231

81,292

$
152,958

Food & Beverages - 7.5%

Groupe Danone

753

$
53,578

Nestle S.A.

1,505

95,739

$
149,317

Food & Drug Stores - 2.2%

Jeronimo Martins SGPS S.A.

823

$
16,065

Tesco PLC

4,244

26,607

$
42,672

Insurance - 5.8%

Hiscox Ltd.

3,769

$
25,119

ING Groep N.V. (a)

3,484

37,272

SNS REAAL Groep N.V. (a)

2,246

9,352

Swiss Re Ltd.

533

30,007

Zurich Financial Services AG

58

13,765

$
115,515

13

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Machinery & Tools - 0.7%

Schindler Holding AG

122

$
14,340

Major Banks - 11.2%

Banco Santander S.A.

2,777

$
28,978

Barclays PLC

4,932

17,971

BNP Paribas

824

53,272

Credit Suisse Group AG

627

22,574

Danske Bank A.S. (a)

947

18,356

Erste Group Bank AG

254

12,110

HSBC Holdings PLC

4,750

46,392

Julius Baer Group Ltd.

214

9,019

KBC Group N.V.

370

13,002

$
221,674

Medical & Health Technology & Services - 1.3%

RHÖN-KLINIKUM AG

1,028

$
25,616

Medical Equipment - 0.5%

Synthes, Inc. (n)

55

$
9,916

Network & Telecom - 1.2%

Ericsson, Inc., “B”

1,920

$
24,022

Oil Services - 0.7%

AMEC PLC

280

$
4,819

John Wood Group PLC

400

4,359

Technip

52

5,668

$
14,846

Other Banks & Diversified Financials - 0.4%

Komercni Banka A.S.

38

$
8,490

Pharmaceuticals - 9.8%

Bayer AG

445

$
35,763

Novartis AG

868

53,211

Roche Holding AG

392

70,265

Sanofi-Aventis S.A.

436

33,846

$
193,085

Real Estate - 0.6%

GSW Immobilien AG (a)

330

$
11,594

14

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Specialty Chemicals - 9.1%

Akzo Nobel N.V.

952

$
57,980

Croda International PLC

599

18,572

Linde AG

374

67,175

Sika AG

3

7,013

Symrise AG

1,035

28,324

$
179,064

Specialty Stores - 0.9%

Industria de Diseno Textil S.A.

109

$
9,843

Kingfisher PLC

1,937

7,990

$
17,833

Telecommunications - Wireless - 3.1%

Vodafone Group PLC

21,466

$
60,491

Telephone Services - 3.4%

Royal KPN N.V.

2,102

$
30,041

TDC A/S (a)

2,085

19,337

Telecom Italia S.p.A.

8,083

8,647

Telecom Italia S.p.A.

6,567

8,243

$
66,268

Trucking - 0.6%

DSV A/S

572

$
12,659

Utilities - Electric Power - 2.9%

CEZ AS

316

$
16,341

Energias de Portugal S.A.

5,150

17,835

Fortum Oyj

537

14,175

International Power PLC

496

2,478

Red Electrica de Espana

119

6,479

$
57,308

Total Common Stocks (Identified Cost, $1,780,404)

$
1,883,327

Money Market Funds (v) - 2.7%

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value

53,611

$
53,611

Total Investments (Identified Cost, $1,834,015)

$
1,936,938

Other Assets, Less Liabilities - 2.1%

40,733

Net Assets - 100.0%

$
1,977,671

15

Portfolio of Investments – continued

(a)
Non-income producing security.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,916, representing 0.5% of net assets.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS

International Preference Stock

PLC

Public Limited Company

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $1,780,404)

$1,883,327

Underlying affiliated funds, at cost and value

53,611

Total investments, at value (identified cost, $1,834,015)

$1,936,938

Receivables for

Investments sold

2,349

Fund shares sold

31,495

Dividends

6,650

Receivable from investment adviser

31,201

Other assets

46

Total assets

$2,008,679

Liabilities

Payables for

Investments purchased

$2,521

Payable to affiliates

Shareholder servicing costs

97

Distribution and service fees

60

Payable for independent Trustees’ compensation

4

Accrued expenses and other liabilities

28,326

Total liabilities

$31,008

Net assets

$1,977,671

Net assets consist of

Paid-in capital

$1,838,158

Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies

103,139

Accumulated net realized gain (loss) on investments and foreign currency transactions

13,977

Undistributed net investment income

22,397

Net assets

$1,977,671

Shares of beneficial interest outstanding

172,391

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$789,861

68,824

$11.48

Class B

166,025

14,566

11.40

Class C

180,201

15,810

11.40

Class I

841,584

73,191

11.50

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$12.18 [100 / 94.25 x $11.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Period ended 7/31/11 (c)

This statement describes
how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Dividends

$47,918

Dividends from underlying affiliated funds

114

Foreign taxes withheld

(5,270
)

Total investment income

$42,762

Expenses

Management fee

$11,141

Distribution and service fees

3,230

Shareholder servicing costs

1,660

Administrative services fee

15,344

Independent Trustees’ compensation

810

Custodian fee

50,216

Shareholder communications

6,032

Auditing fees

28,980

Legal fees

21

Registration fees

46,135

Miscellaneous

9,607

Total expenses

$173,176

Reduction of expenses by investment adviser

(153,842
)

Net expenses

$19,334

Net investment income

$23,428

Realized and unrealized gain (loss) on investments and foreign currency transactions

Realized gain (loss) (identified cost basis)

Investment transactions

$13,977

Foreign currency transactions

(1,031
)

Net realized gain (loss) on investments and foreign currency transactions

$12,946

Change in unrealized appreciation (depreciation)

Investments

$102,923

Translation of assets and liabilities in foreign currencies

216

Net unrealized gain (loss) on investments and foreign currency translation

$103,139

Net realized and unrealized gain (loss) on investments and foreign currency

$116,085

Change in net assets from operations

$139,513

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Period ended 7/31/11 (c)

Change in net assets

From operations

Net investment income

$23,428

Net realized gain (loss) on investments and foreign currency transactions

12,946

Net unrealized gain (loss) on investments and foreign currency translation

103,139

Change in net assets from operations

$139,513

Change in net assets from fund share transactions

$1,838,158

Total change in net assets

$1,977,671

Net assets

At beginning of period

—

At end of period (including undistributed net investment income of $22,397)

$1,977,671

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

19

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.25

Net realized and unrealized gain (loss) on investments and foreign currency

1.23

Total from investment operations

$1.48

Net asset value, end of period

$11.48

Total return (%) (r)(s)(t)(x)

14.80
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

13.74
(a)

Expenses after expense reductions (f)

1.55
(a)

Net investment income

2.50
(a)

Portfolio turnover

26

Net assets at end of period (000 omitted)

$790

Class B

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.15

Net realized and unrealized gain (loss) on investments and foreign currency

1.25

Total from investment operations

$1.40

Net asset value, end of period

$11.40

Total return (%) (r)(s)(t)(x)

14.00
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

14.34
(a)

Expenses after expense reductions (f)

2.30
(a)

Net investment income

1.54
(a)

Portfolio turnover

26

Net assets at end of period (000 omitted)

$166

See Notes to Financial Statements

20

Financial Highlights – continued

Class C

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.11

Net realized and unrealized gain (loss) on investments and foreign currency

1.29

Total from investment operations

$1.40

Net asset value, end of period

$11.40

Total return (%) (r)(s)(t)(x)

14.00
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

14.71
(a)

Expenses after expense reductions (f)

2.30
(a)

Net investment income

1.08
(a)

Portfolio turnover

26

Net assets at end of period (000 omitted)

$180

Class I

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.18

Net realized and unrealized gain (loss) on investments and foreign currency

1.32

Total from investment operations

$1.50

Net asset value, end of period

$11.50

Total return (%) (r)(s)(x)

15.00
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

13.90
(a)

Expenses after expense reductions (f)

1.30
(a)

Net investment income

1.83
(a)

Portfolio turnover

26

Net assets at end of period (000 omitted)

$842

(a)
Annualized.

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(x)
Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS European Equity Fund
(the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At July 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued

22

Notes to Financial Statements – continued

at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded
(such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and
trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published

23

Notes to Financial Statements – continued

prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

Equity Securities:

United Kingdom

$16,678

$493,891

$—

$510,569

Switzerland

39,923

318,543

—

358,466

France

—

287,991

—

287,991

Germany

217,854

47,479

—

265,333

Netherlands

30,041

157,159

—

187,200

Spain

—

66,257

—

66,257

Denmark

18,356

31,996

—

50,352

Portugal

—

33,900

—

33,900

Italy

—

27,496

—

27,496

Other Countries

32,454

63,309

—

95,763

Mutual Funds

53,611

—

—

53,611

Total Investments

$408,917

$1,528,021

$—

$1,936,938

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and

24

Notes to Financial Statements – continued

unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may
receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended
July 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net

25

Notes to Financial Statements – continued

realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The fund declared no distributions for the period ended July 31, 2011.

The federal tax cost
and the tax basis components of distributable earnings were as follows:

As of 7/31/11

Cost of investments

$1,840,230

Gross appreciation

154,823

Gross depreciation

(58,115
)

Net unrealized appreciation (depreciation)

$96,708

Undistributed ordinary income

42,851

Other temporary differences

(46
)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchases.

(3)

Transactions with Affiliates

Investment
Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets

0.90
%

Next $1.5 billion of average daily net assets

0.80
%

Average daily net assets in excess of $2.5 billion

0.75
%

The management fee incurred for the period ended July 31, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed following rates annually of each class’
average daily net assets.

Class A

Class B

Class C

Class I

1.55%

2.30%

2.30%

1.30%

26

Notes to Financial Statements – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the period ended July 31, 2011, this reduction amounted to $153,836 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $280 for the period ended July 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has
adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s
distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$768

Class B

0.75%

0.25%

1.00%

1.00%

1,278

Class C

0.75%

0.25%

1.00%

1.00%

1,184

Total Distribution and Service Fees

$3,230

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the period ended July 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the period ended July 31, 2011, were as follows:

Amount

Class A

$—

Class B

7

Class C

176

27

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a
wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s
Board of Trustees. For the period ended July 31, 2011, the fee was $1,215, which equated to 0.0981% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended July 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $445.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended July 31, 2011 was equivalent to an annual effective rate of 1.2391% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and
Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and
Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS
(the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)
and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and
Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended July 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11 and are included in miscellaneous expense on the
Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

28

Notes to Financial Statements – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14 2010, MFS purchased 10,000 shares each of Class A, Class B, and
Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)

Portfolio Securities

Purchases and sales of
investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,139,548 and $372,878, respectively.

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Period ended 7/31/11 (c)

Shares

Amount

Shares sold

Class A

81,544

$925,860

Class B

20,071

214,854

Class C

17,297

184,996

Class I

74,032

747,407

192,944

$2,073,117

Shares reacquired

Class A

(12,720
)

$(143,993
)

Class B

(5,505
)

(63,682
)

Class C

(1,487
)

(17,561
)

Class I

(841
)

(9,723
)

(20,553
)

$(234,959
)

Net change

Class A

68,824

$781,867

Class B

14,566

151,172

Class C

15,810

167,435

Class I

73,191

737,684

172,391

$1,838,158

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

29

Notes to Financial Statements – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread.
For the period ended July 31, 2011, the fund’s commitment fee and interest expense were $5 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

MFS Institutional Money Market Portfolio

—

2,032,693

(1,979,082
)

53,611

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Institutional Money Market Portfolio

$—

$—

$114

$53,611

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust VII and the Shareholders of

MFS European Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS European Equity Fund (a series of MFS Series Trust VII) (the “Fund”) as of July 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 15, 2010 (commencement of operations) to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS European Equity Fund as of July 31, 2011, and the results of its operations, changes in its net assets, and financial highlights for the period from September 15, 2010 (commencement of operations) to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2011

31

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INTERESTED TRUSTEES

Robert J. Manning (k) (age 47)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

Robert C. Pozen (k) (age 65)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)

Medtronic, Inc, (medical devices), Director (since 2004); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November
2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

32

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INDEPENDENT TRUSTEES

David H. Gunning (age 69)

Trustee and Chair of Trustees

January 2004

Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)

Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining),
Director (until 2008)

  Robert E. Butler    (age
69)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters

  Maureen R. Goldfarb    (age
56)

Trustee

January 2009

Private investor

William R. Gutow (age 69)

Trustee

December 1993

Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman

Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 66)

Trustee

December 2004

Private investor

33

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John P. Kavanaugh    (age
56)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

  J. Dale Sherratt    (age
72)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

  Laurie J. Thomsen    (age
54)

Trustee

March 2005

Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)

The Travelers Companies (property and casualty insurance), Director

  Robert W. Uek    (age
70)

Trustee

January 2006

Consultant to investment company industry

OFFICERS

  Maria F. DiOrioDwyer (k)
(age 52)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (age 37)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

34

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John M. Corcoran (k)
(age 46)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

  Ethan D. Corey (k)
(age 47)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 43)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (age 43)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  Robyn L. Griffin    (age
36)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

35

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

Brian E. Langenfeld (k) (age 38)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (age 53)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(age 61)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (age 40)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (age 59)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (age 67)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (age 41)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

36

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  James O. Yost (k)   (age
51)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741

  JPMorgan Chase Bank   One Chase Manhattan Plaza, New
York, NY 10081

Distributor

Independent Registered Public Accounting Firm

MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741

  Deloitte & Touche LLP   200 Berkeley Street,
Boston, MA 02116

Portfolio Manager

Gabrielle Gourgey

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO
DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the
first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public
Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15%
tax rate.

Income derived from foreign sources was $47,792. The fund intends to pass through foreign tax credits of $5,005 for the fiscal year.

39

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to mfs.com.

40

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

41

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1.
Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Asia Pacific ex-Japan Fund

ANNUAL REPORT

July 31, 2011

AJX-ANN

MFS® ASIA PACIFIC EX-JAPAN FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation
(“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to
prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO
BANK GUARANTEE

LETTER FROM
THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become
volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities.
Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions
expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings

Sands China Ltd.

4.0%

National Australia Bank Ltd.

4.0%

Westpac Banking Corp.

3.9%

Taiwan Semiconductor Manufacturing Co. Ltd.

3.5%

China Unicom Ltd.

3.5%

Rio Tinto PLC

3.4%

Samsung Electronics Co. Ltd.

3.2%

Spark Infrastructure Group, IEU

2.8%

Newcrest Mining Ltd.

2.6%

China Construction Bank

2.4%

Equity sectors (a)

Financial Services

34.2%

Basic Materials

16.8%

Technology

11.7%

Utilities & Communications

8.5%

Energy

7.0%

Leisure

4.4%

Special Products & Services

4.2%

Industrial Goods & Services

3.9%

Retailing

2.8%

Consumer Staples

1.9%

Autos & Housing

1.8%

Health Care

1.1%

Issuer country weightings (x)

Australia

24.2%

China

16.3%

Hong Kong

12.4%

India

9.9%

Taiwan

9.3%

South Korea

8.2%

Singapore

4.3%

Thailand

3.9%

United States

3.5%

Other Countries

8.0%

Portfolio Composition – continued

Currency exposure weightings (y)

Hong Kong Dollar

28.3%

Australian Dollar

24.2%

United States Dollar

11.8%

Taiwan Dollar

9.3%

South Korean Won

8.2%

Singapore Dollar

4.3%

Thailand Baht

4.0%

British Pound Sterling

3.4%

Indonesian Rupiah

2.7%

Other Currencies

3.8%

(a)
The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by the adviser to be an appropriate measure of the Asia Pacific market excluding Japan. As of July 31, 2011, the fund did not have more than 25% of its total assets invested in any one industry.

(x)
Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

(y)
Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 7/31/11.

The portfolio is
actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the period September 15, 2010 to July 31, 2011, Class A shares of the MFS Asia Pacific ex-Japan Fund (the “fund”) provided a total return 15.02%, at net asset value. This compares with a return of 14.14% for the fund’s benchmark, the Morgan Stanley Capital International (MSCI) All Country Asia
Pacific (ex-Japan) Index for the same period.

Market Environment

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, the middle of 2010 witnessed heightened risk aversion. This
“risk-off” environment derived from a much greater concern surrounding the public-debt profiles of several of the peripheral European countries, a weakening trend in global macroeconomic data and, later in the period, a lack of progress on meaningful fiscal reform during the U.S. debt ceiling debate. These dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery as well as the policy credibility of European and U.S.
political leaders.

Early in the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose amidst the more “risk-seeking” environment. However, towards the end of the period, a weakening macroeconomic backdrop, renewed concerns over Greek debt sustainability, and the U.S. fiscal debate quagmire pushed equities and bond yields lower.

Contributors to
Performance

Stock selection in the utilities & communications sector contributed to relative returns.
Shares of electric utility holding company Spark Infrastructure Group (b) (Australia), telecommunications company China Unicom (Hong Kong), and wireless telecommunications firm SmarTone Telecommunications (b)(h) (Hong Kong) were among the fund’s top relative contributors for the reporting period. Shares of Spark Infrastructure increased sharply after the company announced an increase in distribution guidance for 2011. Shares of SmarTone experienced significant gains throughout the period

Management Review – continued

as the company initiated a stock repurchase program and generated substantial increases in operating earnings from a combination of increased revenue and efficiently controlled operating costs.

Stock selection in the basic materials sector also aided relative performance. The fund’s holdings of strong-performing Australian mining company Iluka Resources were a significant contributor to relative performance within the sector. Iluka Resources experienced significantly higher revenues in 2010 and continued to raise revenue guidance throughout 2011 due to increasing demand for its products.

Stock selection in the financial services sector also benefited relative results. The fund’s holdings of stock exchange firm Hong Kong Exchanges & Clearing were a major contributor within this sector as shares of the company increased during the second half of 2010.

Elsewhere, the fund’s holdings of automotive parts manufacturer Mando Corp. (South Korea), resorts and casino operator Sands China (Hong Kong), industrial conglomerates, Hutchison Whampoa (Hong Kong)
and Keppel Corp. (Singapore), and South Korean microchip and electronics manufacturer Samsung Electronics also aided relative performance.

Detractors from Performance

Stock
selection in the energy sector was the primary detractor from relative returns. The fund’s holdings of oil and gas company Oil & Natural Gas Corp. (India) were among the top relative detractors for the period.

Stock selection in the technology sector also held back relative performance. Within this sector, the fund’s holdings of information technology products and electronics maker Acer (h) (Taiwan), and the timing of the fund’s ownership in shares of electronics maker HTC Corp. (Taiwan), detracted from relative performance. Shares of Acer declined precipitously throughout the first half of 2011 due to decreased revenue and concerns over the ability of the company’s new management to profitably restructure the organization.

Stock selection also hampered relative returns in the industrial goods & services sector. Shares of construction equipment company BEML (b) (India), and the timing of the fund’s ownership in shares of heavy truck manufacturer Sinotruk Limited (China), held back relative performance. BEML shares dropped due to declines in revenue and profits during the fourth quarter of 2010 and the first quarter of 2011.

The fund’s underweight position in the autos & housing sector also detracted from relative performance. The negative relative performance within the sector was primarily attributable to not holding shares of South Korean auto manufacturers, Hyundai Motors and Kia Motors, while the stock of both

Management Review – continued

companies soared throughout the period due to increased revenue and improved operating margins.

Other major detractors over the reporting period included steel producers, Steel Authority of India and Maanshan Iron & Steel (China), and commercial banking firm Commonwealth Bank of
Australia (h).

During the reporting period, the fund’s currency exposure also detracted from relative returns. All of MFS’
investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our funds to have different currency exposures than the benchmark.

Respectfully,

Robert Lau

Sanjay Natarajan

Portfolio Manager

Portfolio Manager

(b)
Security is not a benchmark constituent.

(h)
Security was not held in the portfolio at period end.

The views
expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio.
References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

Performance Summary – continued

Total Returns through 7/31/11

Average annual without sales charge

Share class

Class inception date

Life (t)

A

9/15/10

15.02%

B

9/15/10

14.32%

C

9/15/10

14.32%

I

9/15/10

15.32%

Comparative benchmark

MSCI All Country Asia Pacific (ex-Japan) Index (f)

14.14%

Average annual with sales charge

A   With
Initial Sales Charge (5.75%)

8.40%

B   With CDSC (Declining over six years from
4% to 0%) (x)

10.32%

C   With CDSC (1% for 12 months)
(x)

13.32%

Class I shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI All Country Asia Pacific (ex-Japan) Index – a market
capitalization-weighted index that is designed to measure equity market performance for both developed and emerging market countries in the Asia Pacific region, excluding the country of Japan.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Please see the prospectus and financial statements for complete details.

Performance Summary – continued

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from
litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested
at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class

Annualized Expense Ratio

Beginning Account Value 2/01/11

Ending Account Value 7/31/11

Expenses Paid During Period (p) 2/01/11-7/31/11

A

Actual

1.70%

$1,000.00

$1,042.73

$8.61

Hypothetical (h)

1.70%

$1,000.00

$1,016.36

$8.50

B

Actual

2.45%

$1,000.00

$1,039.20

$12.39

Hypothetical (h)

2.45%

$1,000.00

$1,012.65

$12.23

C

Actual

2.45%

$1,000.00

$1,039.20

$12.39

Hypothetical (h)

2.45%

$1,000.00

$1,012.65

$12.23

I

Actual

1.45%

$1,000.00

$1,044.51

$7.35

Hypothetical (h)

1.45%

$1,000.00

$1,017.60

$7.25

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

7/31/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 90.4%

Issuer

Shares/Par

Value ($)

Airlines - 0.0%

Hutchison Port Holdings Trust, IEU (a)

300

$
228

Alcoholic Beverages - 0.3%

Foster’s Group Ltd.

1,088

$
6,036

Apparel Manufacturers - 1.8%

Belle International Holdings Ltd.

3,000

$
6,567

Li & Fung Ltd.

8,000

13,303

Samsonite International S.A. (a)

4,500

9,642

Stella International Holdings Ltd.

2,500

6,832

$
36,344

Automotive - 1.8%

Geely Automobile Holdings Ltd.

25,000

$
9,912

Mando Corp.

142

28,082

$
37,994

Brokerage & Asset Managers - 0.8%

Computershare Ltd.

937

$
8,451

Hong Kong Exchanges & Clearing Ltd.

400

8,258

$
16,709

Business Services - 1.8%

Cognizant Technology Solutions Corp., “A” (a)

530

$
37,031

Chemicals - 1.2%

Nufarm Ltd. (a)

5,248

$
25,022

Computer Software - Systems - 2.7%

Asustek Computer, Inc.

3,660

$
29,447

Hon Hai Precision Industry Co. Ltd.

8,800

25,116

$
54,563

Conglomerates - 2.4%

Hutchison Whampoa Ltd.

3,000

$
34,970

Wesfarmers Ltd.

423

13,625

$
48,595

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Consumer Products - 0.8%

Hengan International Group Co. Ltd.

2,000

$
17,386

Containers - 0.7%

Brambles Ltd.

1,922

$
14,633

Electronics - 7.6%

Samsung Electronics Co. Ltd.

83

$
66,444

Samsung Electronics Co. Ltd., GDR

45

17,698

Taiwan Semiconductor Manufacturing Co. Ltd.

29,000

72,411

$
156,553

Energy - Independent - 2.9%

China Shenhua Energy Co. Ltd.

1,500

$
7,535

CNOOC Ltd.

9,000

20,116

Woodside Petroleum Ltd.

756

31,851

$
59,502

Energy - Integrated - 0.6%

China Petroleum & Chemical Corp.

12,000

$
11,840

Engineering - Construction - 2.3%

Hyundai Development Co. Ltd.

520

$
16,350

Keppel Corp. Ltd.

3,300

30,339

$
46,689

Food & Beverages - 0.5%

Want Want China Holdings Ltd.

12,000

$
10,701

Food & Drug Stores - 1.0%

CP All PLC

6,800

$
11,286

Dairy Farm International Holdings Ltd.

900

8,100

Sun Art Retail Group Ltd. (a)

1,000

1,286

$
20,672

Gaming & Lodging - 4.4%

MGM China Holdings Ltd. (a)

2,800

$
6,251

Sands China Ltd. (a)

27,600

83,043

$
89,294

Insurance - 6.1%

AIA Group Ltd. NPV (a)

12,800

$
47,053

China Pacific Insurance (Group) Co. Ltd

10,200

38,673

QBE Insurance Group Ltd.

2,171

39,115

$
124,841

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Machinery & Tools - 1.4%

Sinotruk (Hong Kong) Ltd.

19,500

$
13,261

T.K. Corp. (a)

696

15,316

$
28,577

Major Banks - 9.3%

Bank of China Ltd.

62,000

$
28,559

National Australia Bank Ltd.

3,078

81,156

Westpac Banking Corp.

3,580

80,312

$
190,027

Medical Equipment - 1.1%

Cochlear Ltd.

84

$
6,540

Fisher & Paykel Healthcare Corp. Ltd.

7,004

15,390

$
21,930

Metals & Mining - 8.3%

BHP Billiton Ltd.

773

$
35,175

Iluka Resources Ltd.

2,267

44,232

Maanshan Iron & Steel Co. Ltd.

48,000

20,878

Rio Tinto PLC

1,010

70,506

$
170,791

Network & Telecom - 1.4%

HTC Corp.

1,000

$
29,755

Other Banks & Diversified Financials - 13.1%

China Construction Bank

61,500

$
49,555

China Minsheng Banking Corp. Ltd.

12,000

10,593

Chinatrust Financial Holding Co. Ltd.

26,000

23,443

CIMB Group Holdings Berhad

8,700

24,242

ICICI Bank Ltd., ADR

840

39,119

PT Bank Negara Indonesia Tbk.

35,697

18,683

PT Bank Rakyat Indonesia (Persero) Tbk

22,000

17,854

Shinhan Financial Group Co. Ltd.

500

23,950

Siam Commercial Bank Public Co. Ltd.

6,500

27,569

United Overseas Bank Ltd.

2,000

33,967

$
268,975

Precious Metals & Minerals - 2.6%

Newcrest Mining Ltd.

1,215

$
52,791

Real Estate - 3.0%

CapitaCommerical Trust, REIT

10,000

$
11,710

Hang Lung Properties Ltd.

10,000

36,953

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Common Stocks - continued

Real Estate - continued

Overseas Union Enterprise Ltd.

5,000

$
12,001

$
60,664

Specialty Chemicals - 2.0%

PTT Chemical PCL

7,700

$
41,953

Telecommunications - Wireless - 0.1%

PT Indosat Tbk

2,500

$
1,602

Telephone Services - 4.8%

China Unicom Ltd.

36,000

$
71,688

Chunghwa Telecom

3,200

11,097

PT XL Axiata Tbk

24,000

16,231

$
99,016

Utilities - Electric Power - 3.6%

China Resources Power Holdings Co. Ltd.

8,000

$
15,582

Spark Infrastructure Group, IEU (n)

40,605

57,991

$
73,573

Total Common Stocks (Identified Cost, $1,701,281)

$
1,854,287

Warrants - 7.9%

Energy - Independent - 3.5%

Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)

6,457

$
39,343

Merrill Lynch (Reliance Industries - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)

1,690

31,600

$
70,943

Machinery & Tools - 0.2%

Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)

424

$
5,270

Metals & Mining - 2.0%

Deutsche Bank AG (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)

2,163

$
16,983

Deutsche Bank AG (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)

8,590

24,522

$
41,505

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Warrants - continued

Other Banks & Diversified Financials - 1.9%

Deutsche Bank AG (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)

1,469

$
14,177

Deutsche Bank AG (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)

2,204

24,280

$
38,457

Tobacco - 0.3%

Deutsche Bank AG (ITC Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)

1,430

$
6,735

Total Warrants (Identified Cost, $174,348)

$
162,910

Money Market Funds (v) - 5.7%

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value

116,427

$
116,427

Total Investments (Identified Cost, $1,992,056)

$
2,133,624

Other Assets, Less Liabilities - (4.0)%

(82,183
)

Net Assets - 100.0%

$
2,051,441

(a)
Non-income producing security.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,467, representing 8.6% of net assets.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities

Acquisition Date

Cost

Value

Deutsche Bank AG (Federal Bank LTD)(Warrants)

6/22/11-7/21/11

$14,482

$14,177

Deutsche Bank AG (Steel Authority of India)(Warrants)

7/25/11

25,560

24,522

Total Restricted Securities

$38,699

% of Net assets

1.9%

The following abbreviations are used in this report and are defined:

ADR

American Depository Receipt

GDR

Global Depository Receipt

IEU

International Equity Unit

PCL

Public Company Limited

PLC

Public Limited Company

REIT

Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $1,875,629)

$2,017,197

Underlying affiliated funds, at cost and value

116,427

Total investments, at value (identified cost, $1,992,056)

$2,133,624

Cash

456

Receivables for

Investments sold

35,374

Fund shares sold

1,100

Interest and dividends

5,183

Other assets

47

Total assets

$2,175,784

Liabilities

Payables for

Investments purchased

$50,808

Fund shares reacquired

502

Payable to affiliates

Investment adviser

6,694

Shareholder servicing costs

135

Distribution and service fees

71

Payable for independent Trustees’ compensation

4

Accrued expenses and other liabilities

66,129

Total liabilities

$124,343

Net assets

$2,051,441

Net assets consist of

Paid-in capital

$1,872,362

  Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,290 deferred country tax)

140,256

Accumulated net realized gain (loss) on investments and foreign currency transactions

27,450

Undistributed net investment income

11,373

Net assets

$2,051,441

Shares of beneficial interest outstanding

178,895

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$786,818

68,576

$11.47

Class B

258,133

22,644

11.40

Class C

196,681

17,254

11.40

Class I

809,809

70,421

11.50

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$12.17 [100 / 94.25 x $11.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Period ended 7/31/11 (c)

This statement describes
how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Dividends

$37,367

Interest

791

Dividends from underlying affiliated funds

163

Foreign taxes withheld

(3,321
)

Total investment income

$35,000

Expenses

Management fee

$14,881

Distribution and service fees

3,868

Shareholder servicing costs

1,972

Administrative services fee

15,344

Independent Trustees’ compensation

810

Custodian fee

72,949

Shareholder communications

7,230

Auditing fees

35,290

Legal fees

80

Registration fees

42,116

Miscellaneous

9,750

Total expenses

$204,290

Fees paid indirectly

(1
)

Reduction of expenses by investment adviser

(179,849
)

Net expenses

$24,440

Net investment income

$10,560

Realized and unrealized gain (loss) on investments and foreign currency transactions

Realized gain (loss) (identified cost basis)

Investment transactions (net of $510 country tax)

$32,386

Foreign currency transactions

(364
)

Net realized gain (loss) on investments and foreign currency transactions

$32,022

Change in unrealized appreciation (depreciation)

Investments (net of $1,290 increase in deferred country tax)

$140,278

Translation of assets and liabilities in foreign currencies

(22
)

Net unrealized gain (loss) on investments and foreign currency translation

$140,256

Net realized and unrealized gain (loss) on investments and foreign currency

$172,278

Change in net assets from operations

$182,838

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Period ended 7/31/11 (c)

Change in net assets

From operations

Net investment income

$10,560

Net realized gain (loss) on investments and foreign currency transactions

32,022

Net unrealized gain (loss) on investments and foreign currency translation

140,256

Change in net assets from operations

$182,838

Distributions declared to shareholders

From net realized gain on investments

$(3,759
)

Change in net assets from fund share transactions

$1,872,362

Total change in net assets

$2,051,441

Net assets

At the beginning of period

—

At end of period (including undistributed net investment income of $11,373)

$2,051,441

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.10

Net realized and unrealized gain (loss) on investments and foreign currency

1.40

Total from investment operations

$1.50

Less distributions declared to shareholders

From net realized gain on investments

$(0.03
)

Net asset value, end of period

$11.47

Total return (%) (r)(s)(t)(x)

15.02
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

13.12
(a)

Expenses after expense reductions (f)

1.70
(a)

Net investment income

0.99
(a)

Portfolio turnover

76

Net assets at end of period (000 omitted)

$787

Class B

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.02

Net realized and unrealized gain (loss) on investments and foreign currency

1.41

Total from investment operations

$1.43

Less distributions declared to shareholders

From net realized gain on investments

$(0.03
)

Net asset value, end of period

$11.40

Total return (%) (r)(s)(t)(x)

14.32
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

14.27
(a)

Expenses after expense reductions (f)

2.45
(a)

Net investment income

0.18
(a)

Portfolio turnover

76

Net assets at end of period (000 omitted)

$258

See Notes to Financial Statements

Financial Highlights – continued

Class C

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.01

Net realized and unrealized gain (loss) on investments and foreign currency

1.42

Total from investment operations

$1.43

Less distributions declared to shareholders

From net realized gain on investments

$(0.03
)

Net asset value, end of period

$11.40

Total return (%) (r)(s)(t)(x)

14.32
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

14.87
(a)

Expenses after expense reductions (f)

2.45
(a)

Net investment income

0.05
(a)

Portfolio turnover

76

Net assets at end of period (000 omitted)

$197

See Notes to Financial Statements

Financial Highlights – continued

Class I

Period ended 7/31/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.08

Net realized and unrealized gain (loss) on investments and foreign currency

1.45

Total from investment operations

$1.53

Less distributions declared to shareholders

From net realized gain on investments

$(0.03
)

Net asset value, end of period

$11.50

Total return (%) (r)(s)(x)

15.32
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

15.22
(a)

Expenses after expense reductions (f)

1.45
(a)

Net investment income

0.83
(a)

Portfolio turnover

76

Net assets at end of period (000 omitted)

$810

(a)
Annualized.

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(x)
Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Asia Pacific
ex-Japan Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General –
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of
its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At July 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which

Notes to Financial Statements – continued

such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

Notes to Financial Statements – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

Equity Securities:

Australia

$496,930

$—

$—

$496,930

China

334,131

—

—

334,131

Hong Kong

254,406

—

—

254,406

India

139,172

62,857

—

202,029

Taiwan

191,270

—

—

191,270

South Korea

150,142

17,698

—

167,840

Singapore

88,245

—

—

88,245

Thailand

—

80,808

—

80,808

United Kingdom

—

70,506

—

70,506

Other Countries

131,032

—

—

131,032

Mutual Funds

116,427

—

—

116,427

Total Investments

$1,901,755

$231,869

$—

$2,133,624

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and

Notes to Financial Statements – continued

losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications
– Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the
Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended July 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal
Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue
Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax
differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and foreign taxes.

The tax character
of distributions declared to shareholders for the period is as follows:

7/31/11

Ordinary income (including any short-term capital gains)

$3,759

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/11

Cost of investments

$1,996,950

Gross appreciation

202,503

Gross depreciation

(65,829
)

Net unrealized appreciation (depreciation)

$136,674

Undistributed ordinary income

44,841

Other temporary differences

(2,436
)

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net realized gain on investments

Period ended 7/31/11 (c)

Class A

$1,007

Class B

333

Class C

317

Class I

2,102

Total

$3,759

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)

Transactions with Affiliates

Investment Adviser
– The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets

1.05
%

Next $1.5 billion of average daily net assets

0.95
%

Average daily net assets in excess of $2.5 billion

0.90
%

The management fee incurred for the period ended July 31, 2011 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that the total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A

Class B

Class C

Class I

1.70%

2.45%

2.45%

1.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the period ended July 31, 2011, this reduction amounted to $179,843 and is reflected as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $881 for the period ended July 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.
One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$1,149

Class B

0.75%

0.25%

1.00%

1.00%

1,459

Class C

0.75%

0.25%

1.00%

1.00%

1,260

Total Distribution and Service Fees

$3,868

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the period ended July 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended July 31, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended July 31, 2011, the fee was $1,396, which equated to 0.0985% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended
July 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $576.

Notes to Financial Statements – continued

Administrator – MFS provides certain financial, legal,
shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended July 31, 2011 was equivalent to an annual effective rate of 1.0823% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other
– This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended July 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6, which is shown as a reduction of total expenses in the
Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)

Portfolio Securities

Purchases and sales of
investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $3,057,162 and $1,217,632, respectively.

Notes to Financial Statements – continued

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Period ended 7/31/11 (c)

Shares

Amount

Shares sold

Class A

78,843

$859,856

Class B

24,509

264,252

Class C

21,174

224,721

Class I

70,288

703,316

194,814

$2,052,145

Shares issued to shareholders in reinvestment of distributions

Class A

93

$1,007

Class B

31

333

Class C

29

317

Class I

194

2,102

347

$3,759

Shares reacquired

Class A

(10,360
)

$(117,384
)

Class B

(1,896
)

(21,109
)

Class C

(3,949
)

(44,347
)

Class I

(61
)

(702
)

(16,266
)

$(183,542
)

Net change

Class A

68,576

$743,479

Class B

22,644

243,476

Class C

17,254

180,691

Class I

70,421

704,716

178,895

$1,872,362

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is

Notes to Financial Statements – continued

allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the period ended July 31, 2011, the fund’s commitment fee and interest expense were $5 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

MFS Institutional Money Market Portfolio

—

2,180,638

(2,064,211
)

116,427

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Institutional Money Market Portfolio

$—

$—

$163

$116,427

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust VII and Shareholders of MFS Asia Pacific ex-Japan Fund:

We have audited the accompanying statement of assets and liabilities of MFS Asia Pacific ex-Japan Fund (the Fund) (one of the portfolios comprising MFS
Series Trust VII), including the portfolio of investments, as of July 31, 2011, and the related statement of operations, changes in net assets, and the financial highlights for the period September 15, 2010 (commencement of operations) to
July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31,
2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Asia Pacific ex-Japan Fund at July 31, 2011, the results of its operations, changes in its net assets, and its financial highlights for the period September 15, 2010 (commencement of operations) to July 31, 2011, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

September 16, 2011

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INTERESTED TRUSTEES

Robert J. Manning (k) (age 47)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

Robert C. Pozen (k) (age 65)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)

Medtronic, Inc, (medical devices), Director (since 2004); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November
2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INDEPENDENT TRUSTEES

David H. Gunning (age 69)

Trustee and Chair of Trustees

January 2004

Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)

Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining),
Director (until 2008)

  Robert E. Butler    (age
69)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters

  Maureen R. Goldfarb    (age
56)

Trustee

January 2009

Private investor

William R. Gutow (age 69)

Trustee

December 1993

Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman

Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 66)

Trustee

December 2004

Private investor

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John P. Kavanaugh    (age
56)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

  J. Dale Sherratt    (age
72)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

  Laurie J. Thomsen    (age
54)

Trustee

March 2005

Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)

The Travelers Companies (property and casualty insurance), Director

  Robert W. Uek    (age
70)

Trustee

January 2006

Consultant to investment company industry

OFFICERS

  Maria F. DiOrioDwyer (k)
(age 52)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (age 37)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John M. Corcoran (k)
(age 46)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

  Ethan D. Corey (k)
(age 47)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 43)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (age 43)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  Robyn L. Griffin    (age
36)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

Brian E. Langenfeld (k) (age 38)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (age 53)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(age 61)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (age 40)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (age 59)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (age 67)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (age 41)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  James O. Yost (k)   (age
51)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741

JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081

Distributor

Independent Registered Public Accounting Firm

MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741

  Ernst & Young LLP   200 Clarendon Street,
Boston, MA 02116

Portfolio Managers

Robert Lau Sanjay Natarajan

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO
DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the
first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public
Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15%
tax rate.

Income derived from foreign sources was $37,368. The fund intends to pass through foreign tax credits of $2,610 for the fiscal year.

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to mfs.com.

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1.
Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.
CODE OF ETHICS.

The Registrant has
adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the
Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are
“independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission
has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The
Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the
Funds (“MFS Related Entities”).

For the fiscal years ended July 31, 2011 and 2010, audit fees billed to the Funds by Deloitte and
E&Y were as follows:

Audit Fees

2011

2010

Fees billed by Deloitte:

MFS European Equity Fund

21,800

N/A
**

MFS Latin American Equity Fund

21,800

N/A
**

Total

43,600

Audit Fees

2011

2010

Fees billed by E&Y:

MFS Asia Pacific ex-Japan Fund

22,050

N/A
**

For the fiscal years ended July 31, 2011 and 2010, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Audit-Related Fees[1]

Tax Fees[2]

All Other Fees[3]

2011

2010

2011

2010

2011

2010

Fees billed by Deloitte:

To MFS European Equity Fund

0

N/A
**

6,100

N/A
**

1,158

N/A
**

To MFS Latin American Equity Fund

0

N/A
**

6,100

N/A
**

1,158

N/A
**

Total fees billed by Deloitte To above Funds:

0

12,200

2,316

To MFS and MFS Related Entities of MFS European Equity Fund*

615,204

1,146,377

0

0

113,100

0

To MFS and MFS Related Entities of MFS Latin American Equity Fund*

615,204

1,146,377

0

0

113,100

0

2011

2010

Aggregate fees for non-audit services:

To MFS European Equity Fund, MFS and MFS Related Entities#

1,159,778

1,471,202

To MFS Latin American Equity Fund, MFS and MFS Related Entities#

1,159,778

1,471,202

Audit-Related Fees[1]

Tax Fees[2]

All Other Fees[4]

2011

2010

2011

2010

2011

2010

Fees billed by E&Y:

To MFS Asia Pacific ex-Japan Fund

0

0

7,250

N/A
**

0

0

Total fees billed by E&Y To above Funds:

0

0

7,250

0

0

0

To MFS and MFS Related Entities of MFS Asia Pacific ex-Japan Fund*

0

0

0

0

0

0

2011

2010

Aggregate fees for non-audit services:

To MFS Asia Pacific ex-Japan Fund, MFS and MFS Related Entities#

185,019

161,788

*
This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund
(portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

**
MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund and MFS Latin American Equity Fund commenced investment operations in September 2010.

#
This amount reflects the aggregate fees billed by E&Y and Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the
MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit
Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to reviews of internal controls and Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the
Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit
Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit
Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.
INVESTMENTS

A schedule of investments
for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)
File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the
Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
270.30a-2): Attached hereto.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)),
Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*

JOHN M. CORCORAN

John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*
Print name and title of each signing officer under his or her signature.